OPTIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
OPTIONS
Option, Beginning Balance	1,430,000
Option, granted	0
Option, ending Balance	1,430,000	1,430,000
Options
Weighted average exercise price, Beginning	$ 0.28
Number of option exercisable, Beginning		930,000	1,405,000
Weighted average exercise price, granted	0.00
Outstanding option, Forfeited			(475,000)
Weighted average exercise price, ending	$ 0.28	$ 0.28
Outstanding option, Granted		500,000
Number of option exercisable, Ending		1,430,000	930,000
Weighted Average Remaining Contract life, Beginning	3 years 9 months 21 days	3 years 9 months 18 days	4 years 9 months 18 days
Weighted Average Remaining Contract life, Ending	3 years 21 days
Weighted average exercise price
Number of option exercisable, Beginning	930,000
Weighted average exercise price, Beginning		$ 0.34	$ 0.34
Number of option exercisable, granted	0
Weighted average exercise price granted		$ 0.18
Number of option exercisable, ending	1,230,000	930,000
Weighted average exercise price, Ending		$ 0.28	$ 0.34
Weighted Average Remaining Contract Life
Intrinsic value, Beginning	$ 0
Intrinsic value, Granted	0
Weighted Average Remaining Contract life, granted		4 years 9 months
Intrinsic value, Exercised	0
Weighted Average Remaining Contract life, Ending		3 years 9 months 21 days	3 years 9 months 18 days
Intrinsic value ending	$ 60,000	$ 0
Number of option exercisable
Outstanding option, Beginning		930,000	1,405,000
Outstanding option, Forfeited			(475,000)
Outstanding option, Ending		930,000	930,000
Intrinsic value
Intrinsic value, Beginning		$ 0	$ 0
Intrinsic value, Ending		$ 0	$ 0